Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income:
Net income attributable to MHFG shareholders		¥ 850,492	¥ 803,048	¥ 498,484
Less: Net income attributable to preferred shareholders		2,430	4,910	6,745
Net income attributable to common shareholders		848,062	798,138	491,739
Effect of dilutive securities:
Convertible preferred stock		2,430	4,910	6,437
Net income attributable to common shareholders after assumed conversions		¥ 850,492	¥ 803,048	¥ 498,176
Shares:
Weighted average common shares outstanding		24,806,161	24,368,116	24,189,670
Effect of dilutive securities:
Convertible preferred stock	[1]	563,044	994,745	1,164,941
Stock options		17,828	18,186	16,641
Weighted average common shares after assumed conversions		25,387,033	25,381,047	25,371,252
Amounts per common share:
Basic net income per common share		¥ 34.19	¥ 32.75	¥ 20.33
Diluted net income per common share		¥ 33.50	¥ 31.64	¥ 19.64

[1]	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.